Revenue Recognition	12 Months Ended
Dec. 31, 2019
Revenue Recognition
Revenue Recognition

NOTE C. REVENUE RECOGNITION

Disaggregation of Revenue

The following tables provide details of revenue by major products/services offerings and by geography.

Revenue by Major Products/Service Offerings

($ in millions)
For the year ended December 31:	2019	2018
Cognitive Applications	$5,765	$5,633	*
Cloud & Data Platforms	9,499	8,603	*
Transaction Processing Platforms	7,936	7,974	*
Total Cloud & Cognitive Software	$23,200	$22,209	*
Consulting	$7,993	$7,705
Application Management	7,646	7,852
Global Process Services	995	1,037	*
Total Global Business Services	$16,634	$16,595	*
Infrastructure & Cloud Services	$20,736	$22,185	*
Technology Support Services	6,625	6,961
Total Global Technology Services	$27,361	$29,146	*
Systems Hardware	$5,918	$6,363
Operating Systems Software	1,686	1,671
Total Systems	$7,604	$8,034
Global Financing**	$1,400	$1,590
Other	$948	$2,018	*
Total Revenue	$77,147	$79,591

*   Recast to conform to 2019 presentation.

** Contains lease and loan/working capital financing arrangements which are not subject to the guidance on revenue from contracts with customers.

Revenue by Geography

($ in millions)
For the year ended December 31:	2019	2018
Americas	$36,274	$36,994
Europe/Middle East/Africa	24,443	25,491
Asia Pacific	16,430	17,106
Total	$77,147	$79,591

Remaining Performance Obligations

The remaining performance obligation (RPO) disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the company expects to recognize these amounts in revenue. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed, such as certain as-a-Service, governmental, term software license and services offerings. The customer is not considered committed when they are able to terminate for convenience without payment of a substantive penalty. The disclosure includes estimates of variable consideration, except when the variable consideration is a sales-based or usage-based royalty promised in exchange for a license of intellectual property. Additionally, as a practical expedient, the company does not include contracts that have an original duration of one year or less. RPO estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustments for revenue that has not materialized and adjustments for currency.

At December 31, 2019, the aggregate amount of the transaction price allocated to RPO related to customer contracts that are unsatisfied or partially unsatisfied was $126 billion. Approximately 60 percent of the amount was expected to be recognized as revenue in the subsequent two years, approximately 35 percent in the subsequent three to five years and the balance (mostly Infrastructure & Cloud Services) thereafter.

Revenue Recognized for Performance Obligations Satisfied (or Partially Satisfied) in Prior Periods

For the year ended December 31, 2019, revenue was reduced by $50 million for performance obligations satisfied (or partially satisfied) in previous periods mainly due to changes in estimates on contracts with cost-to-cost measures of progress. Refer to note A, “Significant Accounting Policies,” for additional information on these contracts and estimates of costs to complete.

Reconciliation of Contract Balances

The following table provides information about notes and accounts receivable—trade, contract assets and deferred income balances.

($ in millions)
At December 31:	2019	2018
Notes and accounts receivable—trade (net of allowances of $299 in 2019 and $309 in 2018)	$7,870	$7,432
Contract assets (1)	492	470
Deferred income (current)	12,026	11,165
Deferred income (noncurrent)	3,851	3,445
(1)	Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

The amount of revenue recognized during the year ended December 31, 2019 that was included within the deferred income balance at December 31, 2018 was $9.5 billion and primarily related to services and software.

Deferred Costs

($ in millions)
At December 31:	2019	2018
Capitalized costs to obtain a contract	$609	$717
Deferred costs to fulfill a contract
Deferred setup costs	1,939	2,085
Other deferred fulfillment costs	1,820	2,173
Total deferred costs (1)	$4,368	$4,975
(1)	Of the total deferred costs, $1,896 million was current and $2,472 million was noncurrent at December 31, 2019 and $2,300 million was current and $2,676 million was noncurrent at December 31, 2018.

The amount of total deferred costs amortized during the year ended December 31, 2019 was $3,836 million and there were no material impairment losses incurred. Refer to note A, “Significant Accounting Policies,” for additional information on deferred costs to fulfill a contract and capitalized costs of obtaining a contract.